Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Net operating carry forward loss	$ 1,845,821	$ 1,218,869
Research and development expenses	218,728	189,856
Provision for warranty	9,584	5,761
Provision for vacation and convalescence	69,048	49,850
Provision for severance, net	70,656	62,060
Provision for credit losses	74,741
Issuance cost	184,781	381,090
Operating lease liabilities	103,698	134,836
Deferred tax assets before valuation allowance	2,577,057	2,042,322
Valuation allowance	(2,473,359)	(1,907,486)	$ (914,171)
Net deferred tax assets	103,698	134,836
Operating lease right of use assets	(103,698)	(134,836)
Total deferred tax liability	(103,698)	(134,836)
Net deferred tax assets